Label	Element	Value
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Dreyfus Tax Exempt Cash Management
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 01, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, although the net asset value of the fund's shares will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities.

The fund seeks to invest in securities that present minimal credit risk, based on an assessment by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) of the issuer's or guarantor's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, BNYM Investment Adviser also evaluates, with respect to guarantors, whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which a guarantor operates. With respect to guarantors of securities, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

In evaluating ESG factors, BNYM Investment Adviser considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within BNYM Investment Adviser's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on BNYM Investment Adviser's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant guarantor. BNYM Investment Adviser, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities guaranteed by guarantors that may be negatively impacted by ESG factors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q4, 2022: 0.57% Worst Quarter Q3, 2015: 0.00% The year-to-date total return of the fund's Institutional shares as of March 31, 2023 was 0.67%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/22
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-346-3621
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNYM Investment Adviser or its affiliates will provide financial support to the fund at any time.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund may impose a fee upon the sale of fund shares (a "liquidity fee") or may temporarily suspend the ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of market conditions or other factors.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the fund.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Interest rate risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause the fund's share price to decline. Interest rates in the United States have been rising and may continue to increase in the near future. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Very low or negative interest rates may magnify interest rate risk. In addition, a low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could lead to a decline in the fund's share price. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Liquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Liquidity risk . When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially leading to a decline in the fund's share price.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Credit risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could have the potential to cause significant deterioration of the fund's net asset value.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Floating net asset value risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Floating net asset value risk. The fund does not maintain a stable net asset value per share. The net asset value of the fund's shares will be calculated to four decimal places and will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities. You could lose money by investing in the fund.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Liquidity fee and/or redemption gate risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Liquidity fee and/or redemption gate risk. The fund may impose a fee upon the sale of fund shares (a "liquidity fee") or may temporarily suspend the ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of unusual market conditions, an unusually high volume of redemption requests, redemptions by a few large investors, or other reasons. If a liquidity fee is imposed by the fund, it would reduce the amount you will receive upon the redemption of your shares. A "gate" will suspend your ability to redeem your shares while the gate is imposed and may prevent the fund from being able to pay redemption proceeds within the allowable time period stated in this prospectus.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Municipal securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Municipal securities risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Tax risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | ESG evaluation risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	● ESG evaluation risk. As part of BNYM Investment Adviser's assessment of an issuer's or guarantor's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund's exposure to certain sectors and/or types of investments, which may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. BNYM Investment Adviser's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain issuers and guarantors and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for issuers and guarantors, including the issuers and guarantors themselves. ESG data from data providers used by BNYM Investment Adviser often lack standardization, consistency and transparency, and, for certain issuers and guarantors, such data, including ESG ratings and scores, may not be available, complete or accurate. BNYM Investment Adviser's evaluation of ESG factors relevant to the financial condition or risk profile of a particular issuer or guarantor of securities, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.01%
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.26%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	78
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	325
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	78
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	140
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 325
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.23%
Annual Return 2017	rr_AnnualReturn2017	0.59%
Annual Return 2018	rr_AnnualReturn2018	1.25%
Annual Return 2019	rr_AnnualReturn2019	1.32%
Annual Return 2020	rr_AnnualReturn2020	0.40%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Annual Return 2022	rr_AnnualReturn2022	1.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.48%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund's Institutional shares so that the direct expenses of the fund's Institutional shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .20%. On or after June 1, 2024, BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement at any time.